Borrowings - Credit Facilities (Narrative II) (Details Narrative)																											1 Months Ended					3 Months Ended		8 Months Ended	10 Months Ended	12 Months Ended
	Dec. 18, 2025 USD ($)	Oct. 08, 2025 USD ($)	Oct. 06, 2025 USD ($)	Sep. 24, 2025 USD ($)	Sep. 09, 2025 USD ($) Vessel capacity in DWT	Jun. 19, 2025 USD ($) Capacity Vessel capacity in DWT	Jun. 17, 2025 USD ($)	Mar. 18, 2025 USD ($) Vessel capacity in DWT	Dec. 04, 2024 USD ($)	Sep. 27, 2024 USD ($)	Jun. 26, 2024 USD ($)	Jun. 28, 2023 USD ($)	Jun. 21, 2023 USD ($) Capacity	Jun. 12, 2023 USD ($)	May 02, 2023 USD ($)	Apr. 27, 2023 Capacity	Apr. 25, 2023 USD ($) Capacity	Apr. 19, 2023 USD ($)	Mar. 29, 2023 Capacity	Mar. 06, 2023 Capacity	Feb. 16, 2023 USD ($) Capacity	Feb. 05, 2023 Capacity	Sep. 30, 2022 USD ($) Capacity	Jun. 29, 2022 USD ($)	May 09, 2022	Mar. 28, 2022 USD ($)	Jun. 30, 2025 USD ($)	Nov. 30, 2024 USD ($)	Oct. 31, 2024 USD ($) Vessel capacity in DWT	Apr. 30, 2024 USD ($)	Jan. 31, 2023 USD ($) Capacity	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Aug. 31, 2023 Capacity	Nov. 09, 2023 Capacity	Dec. 31, 2025 USD ($) Capacity	Dec. 31, 2024 USD ($) Capacity	Jun. 20, 2023 USD ($)
Debt Instrument [Line Items]
Vessel year built													2023			2023			2023	2016		2023												2019	2023		2024
Vessel type													Capesize			Capesize			Capesize	Capesize		Kamsarmax												Kamsarmax	containership
Long-Term Line of Credit																																$ 1,124,761,000				$ 1,124,761,000	$ 1,096,178,000
Vessel capacity in TEU | Capacity																					5,300
Vessel capacity in DWT | Capacity													182,212			182,169			182,115	181,221		82,010												81,692	5,300		5,300
NBG $130,000 million Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	Dec. 18, 2025
Long-Term Debt, Description	to refinance the existing indebtedness of four of its vessels.
Maturity date																																				fourth quarter of 2032
Debt instrument, description of variable rate basis																																				Term Secured Overnight Financing Rate (“Term SOFR”) (with an option to switch to Compounded Secured Overnight Financing Rate (“Compounded SOFR”))
Debt instrument, basis spread on variable rate																																				145.00%
Line of Credit Facility, Maximum Borrowing Capacity	$ 75,000,000
Long-Term Line of Credit																																75,000,000				$ 75,000,000
CACIB $82,905 million Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date				Sep. 24, 2025
Long-Term Debt, Description				to refinance the existing indebtedness of two of its vessels
Maturity date																																				third quarter of 2032
Debt instrument, description of variable rate basis				SOFR
Debt instrument, basis spread on variable rate				150.00%
Line of Credit Facility, Maximum Borrowing Capacity				$ 82,905,000
Long-Term Line of Credit																																81,265,000				$ 81,265,000
CACIB $62,500 million Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date							Jun. 17, 2025					Jun. 28, 2023
Long-Term Debt, Description							to refinance the existing indebtedness of six of its vessels					to refinance the existing indebtedness of seven
Maturity date																																				second quarter of 2030
Debt instrument, description of variable rate basis																																				SOFR
Debt instrument, basis spread on variable rate																																				175.00%
Line of Credit Facility, Maximum Borrowing Capacity							$ 62,500,000					$ 62,400,000
Long-Term Line of Credit							$ 56,250,000
CACIB $62,400 million Credit Facility [Member]
Debt Instrument [Line Items]
Maturity date																																				second quarter of 2025
Prepayments of debt																																	$ 17,650,000				$ 3,818,000
Long-Term Line of Credit																											$ 22,113,000						22,113,000
Vessel capacity in DWT | Capacity																																					82,790
ABN AMRO BANK N.V [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date											Jun. 26, 2024
Line of credit facility, remains to be drawn																																79,250,000				$ 79,250,000
Proceeds from Lines of Credit											$ 95,000,000
Long-Term Debt, Description											to refinance the existing indebtedness of two of its vessels and to finance part of the acquisition cost of four dry bulk vessels.
Maturity date																																				five years after the first drawdown date
Debt instrument, basis spread on variable rate																																				175.00%
ABN AMRO BANK N.V [Member] | 2007-built MR2 Product Tanker Vessel [Member]
Debt Instrument [Line Items]
Prepayments of debt																																				$ 82,125,000
ABN AMRO BANK N.V [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																										Mar. 28, 2022
Proceeds from Lines of Credit																										$ 55,000,000
Long-Term Debt, Description																										to refinance the existing indebtedness of three of its vessels and for general corporate purposes.
ABN AMRO BANK N.V [Member] | 2030 Bond [Member]
Debt Instrument [Line Items]
Long-Term Line of Credit																																31,200,000				$ 31,200,000
Nordea Bank ABP [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date			Oct. 06, 2025
Proceeds from Lines of Credit		$ 41,000,000
Long-Term Debt, Description			to refinance the existing indebtedness of four of its vessels (divided into four tranches).
Maturity date																																				five years after each drawdown date
Debt instrument, description of variable rate basis																																				Compounded SOFR
Debt instrument, basis spread on variable rate																																				150.00%
Line of Credit Facility, Maximum Borrowing Capacity			$ 68,000,000
Long-Term Line of Credit																																						$ 41,000,000
BNP PARIBAS [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date						Jun. 19, 2025
Line of credit facility, remains to be drawn						$ 227,070,000																					222,270,000					152,420,000	222,270,000			$ 152,420,000
Long-Term Line of Credit																											96,170,000						96,170,000
Vessel capacity in TEU | Vessel capacity in DWT						7,900
Vessel capacity in DWT						115,000																							76,596
BNP PARIBAS [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Debt instrument, description of variable rate basis																																				Compounded SOFR
Debt instrument, basis spread on variable rate																																				175.00%
Long-Term Line of Credit																											62,500,000						62,500,000
BNP PARIBAS [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Debt instrument, description of variable rate basis																																				Compounded SOFR
Debt instrument, basis spread on variable rate																																				150.00%
Long-Term Line of Credit																																63,600,000				$ 63,600,000
BNP PARIBAS [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date													Jun. 21, 2023	Jun. 12, 2023
Prepayments of debt																											49,893,000	$ 7,679,000	$ 3,108,000	$ 3,990,000
Line of Credit Facility, Maximum Borrowing Capacity													$ 107,600,000	$ 40,000,000
Long-Term Line of Credit																											$ 20,577,000						$ 20,577,000
KFW IPEX-BANK GMBH [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date								Mar. 18, 2025
Line of credit facility, remains to be drawn								$ 151,502,000																								106,000,000				106,000,000
Proceeds from Lines of Credit																																				$ 45,502,000
Long-Term Debt, Description								to finance part of the acquisition cost of two newbuilding 7,900 TEU containerships
Debt instrument, description of variable rate basis																																				Compounded SOFR
Credit facility is scheduled to mature								12 years
Debt instrument, basis spread on variable rate																																				124.00%
Long-Term Line of Credit																																45,502,000				$ 45,502,000
Vessel capacity in TEU | Vessel capacity in DWT								7,900
KFW IPEX-BANK GMBH [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																	Apr. 25, 2023
Line of credit facility, remains to be drawn																																46,204,000				$ 46,204,000
Proceeds from Lines of Credit																																					$ 119,434,000
Long-Term Debt, Description																	to finance the acquisition cost of two 7,700 TEU newbuilding containerships
Maturity date																																				first quarter of 2037
Debt instrument, description of variable rate basis																																				Compounded SOFR
Debt instrument, basis spread on variable rate																																				150.00%
Line of Credit Facility, Maximum Borrowing Capacity																	$ 165,638,000
Long-Term Line of Credit																																158,757,000				$ 158,757,000
Vessel capacity in TEU | Capacity																	7,700																			7,700
KFW IPEX-BANK GMBH [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																							Sep. 30, 2022
Long-Term Debt, Description																							to finance part of the acquisition cost of two newbuilding containerships
Maturity date																																				fourth quarter of 2030 and the first quarter of 2031
Debt instrument, description of variable rate basis																																				Compounded SOFR
Debt instrument, basis spread on variable rate																																				200.00%
Line of Credit Facility, Maximum Borrowing Capacity																							$ 86,240,000
Long-Term Line of Credit																																76,134,000				$ 76,134,000
Vessel capacity in TEU | Capacity																							5,300
SKANDINAVISKA ENSKILDA BANKEN AB [Member]
Debt Instrument [Line Items]
Line of credit facility, remains to be drawn					$ 63,600,000
Proceeds from Lines of Credit					$ 10,600,000
Long-Term Debt, Description					to finance part of the acquisition cost of a 7,900 TEU newbuilding containership, currently under construction
Debt instrument, description of variable rate basis																																				Compounded SOFR
Credit facility is scheduled to mature					7 years
Debt instrument, basis spread on variable rate																																				150.00%
Line of Credit Facility, Maximum Borrowing Capacity					$ 74,200,000
Long-Term Line of Credit					$ 10,600,000
Line of credit facility issuance date					September 9, 2025
Vessel capacity in TEU | Vessel capacity in DWT					7,900
SKANDINAVISKA ENSKILDA BANKEN AB [Member]
Debt Instrument [Line Items]
Line of credit facility, remains to be drawn																		$ 65,000,000
Long-Term Debt, Description																		to refinance the existing indebtedness of five of its tanker vessels and for general corporate purposes
Maturity date																																				fourth quarter of 2025
Long-Term Line of Credit																		$ 45,500,000
Line of credit facility issuance date																		April 19, 2023
SKANDINAVISKA ENSKILDA BANKEN AB [Member]
Debt Instrument [Line Items]
Line of credit facility, remains to be drawn																								$ 55,000,000
Long-Term Debt, Description																								o refinance the existing indebtedness of four of its vessels and for general corporate purposes
Maturity date																																				fourth quarter of 2025
Long-Term Line of Credit																								$ 29,520,000
Line of credit facility issuance date																								June 29, 2022
Hellenic Bank Credit Facility $30,000 [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date									Dec. 04, 2024
Proceeds from Lines of Credit									$ 30,000,000
Long-Term Debt, Description									to refinance the existing indebtedness of four of its vessels
Maturity date																																				fourth quarter of 2029
Debt instrument, description of variable rate basis																																				SOFR
Debt instrument, basis spread on variable rate																																				175.00%
Prepayments of debt																																				$ 11,150,000
Long-Term Line of Credit																																15,200,000				$ 15,200,000
Hellenic Bank Credit Facility $30,000 [Member] | 2006-built Panamax [Member]
Debt Instrument [Line Items]
Vessel year built																																				2006
Vessel type																																				Panamax
Vessel capacity in DWT | Capacity																																				76,596
Hellenic Bank Credit Facility $30,000 [Member] | 2009-Built Transhipper Vessel [Member]
Debt Instrument [Line Items]
Vessel year built																																				2009
Vessel type																																				transhipper
Vessel capacity in DWT | Capacity																																				57,573
Hellenic Bank Credit Facility $25,235 [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																									May 09, 2022
Proceeds from Lines of Credit									$ 25,235,000
Long-Term Debt, Description									to refinance the existing indebtedness of five of its vessels
Hellenic Bank Credit Facility $25,235 [Member] | 2005-built MR2 Product Tanker Vessel
Debt Instrument [Line Items]
Vessel year built																															2005
Vessel type																															MR2 Product Tanker vessel
Prepayments of debt																															$ 3,700,000
Vessel capacity in DWT | Capacity																															47,999
Hellenic Bank Credit Facility $25,235 [Member] | 2007-built 2,741 TEU Containership
Debt Instrument [Line Items]
Vessel year built																																				2007
Prepayments of debt																																				$ 1,350,000
Vessel capacity in TEU | Capacity																	2,741
Hellenic Bank Credit Facility $25,235 [Member] | 2030 Bond [Member]
Debt Instrument [Line Items]
Prepayments of debt																																7,820,000
Eurobank S.A. [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date										Sep. 27, 2024
Proceeds from Lines of Credit										$ 48,000,000
Long-Term Debt, Description									to refinance the existing indebtedness of three of its vessels (advance A) and to finance part of the acquisition cost of one Ultra-Handymax vessel (advance B)
Maturity date																																				third quarter of 2028 in relation to advance A and the fourth quarter of 2030
Debt instrument, description of variable rate basis																																				SOFR
Debt instrument, basis spread on variable rate																																				70.00%
Long-Term Line of Credit																																34,830,000				$ 34,830,000
Eurobank S.A. [Member] | Remaining amount [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate																																				175.00%
Eurobank S.A. [Member] | 2007-built MR2 Product Tanker Vessel [Member]
Debt Instrument [Line Items]
Vessel year built																																				2007
Vessel type																																				MR2 Product Tanker vessel
Prepayments of debt																																				$ 6,850,000
Vessel capacity in DWT | Capacity																																				50,922
Eurobank SA One [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date															May 02, 2023
Proceeds from Lines of Credit															$ 30,000,000
Long-Term Debt, Description									to refinance the existing indebtedness of three of its tanker vessels and for general corporate purposes
Maturity date																																				second quarter of 2028
Debt instrument, description of variable rate basis																																				SOFR
Debt instrument, basis spread on variable rate																																				100.00%
Long-Term Line of Credit																																10,225,000				$ 10,225,000
Eurobank SA One [Member] | Remaining amount [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate																																				225.00%
Eurobank SA One [Member] | 2007-built MR2 Product Tanker Vessel [Member]
Debt Instrument [Line Items]
Prepayments of debt																																				$ 4,750,000
Vessel capacity in DWT | Capacity																																				50,922
Eurobank SA One [Member] | 2009-Built MR2 Product Tanker Vessel
Debt Instrument [Line Items]
Vessel year built																																				2009
Vessel type																																				MR2 Product Tanker vessel
Prepayments of debt																																				$ 7,300,000
Vessel capacity in DWT | Capacity																																				50,470
DNB (UK) and Export-Import Bank of China $161,600 million Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																					Feb. 16, 2023
Proceeds from Lines of Credit																					$ 161,600,000
Long-Term Debt, Description																					to finance part of the contract price of four newbuilding containerships
Maturity date																																				ten years after the delivery date of each vessel
Debt instrument, description of variable rate basis																																				SOFR
Debt instrument, basis spread on variable rate																																				170.00%
Long-Term Line of Credit																																$ 140,380,000				$ 140,380,000